Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

6. Intangible assets

	Software,
	Licenses and	Customer
in EUR	Patents	Relationships	Goodwill	Total
Cost
Balance at January 1, 2021	6,789,349	2,232,701	–	9,022,050
Additions	154,681	–	–	154,681
Acquisition of a subsidiary	46,675	–	1,720,960	1,767,635
Foreign currency effect	(72,623)	(23,050)	–	(95,673)
Balance at December 31, 2021	6,918,082	2,209,651	1,720,960	10,848,693
Additions	89,655	–	–	89,655
Foreign currency effect	(99,848)	(7,904)	–	(107,753)
Balance at December 31, 2022	6,907,889	2,201,747	1,720,960	10,830,595

in EUR
Accumulated amortization
Balance at January 1, 2021	(3,568,647)	(1,375,152)	–	(4,943,799)
Amortization	(1,257,514)	(477,944)	–	(1,735,458)
Balance at December 31, 2021	(4,826,161)	(1,853,096)	–	(6,679,257)
Amortization	(836,116)	(348,651)	–	(1,184,767)
Balance at December 31, 2022	(5,662,277)	(2,201,747)	–	(7,864,024)

Carrying amounts

At January 1, 2021	3,220,701	857,549	–	4,078,249
At December 31, 2021	2,091,921	356,555	1,720,960	4,169,436
At December 31, 2022	1,245,612	–	1,720,960	2,966,572

There were no impairment losses and subsequent reversals concerning intangible assets in 2022 or 2021.